Description of Plan - Notes Receivable from Participants (Details) - SiteOne Savings and Investment Plan - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Description of Plan
Note receivable, minimum borrowing amount	$ 1,000
Note receivable, maximum borrowing amount	$ 50,000
Note receivable, maximum borrowing percentage	50.00%
Minimum
Description of Plan
Loan interest rate	4.25%	4.25%
Maximum
Description of Plan
Loan interest rate	10.50%	10.50%